Accounts Payable	9 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Accounts Payable

NOTE 3 ACCOUNTS PAYABLE

As of September 30, 2012 and December 31, 2011, the Company has outstanding $23,919 and $7,500 in Accounts payable relating to operational expenses and legal fees, respectively.